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March 12, 2015

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  VALIC Separate Account A ("Registrant")
     The Variable Annuity Life Insurance Company ("Depositor")
     Initial Registration Statement on Form N-4
     File Nos.: 333-      and 811-03240

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), an initial Form N-4 Registration Statement under the 1933 Act and the 1940 Act, respectively. The purpose of this filing is to establish a new version of the VALIC Portfolio Director variable annuity contract, which is offered only as a group, unallocated contract.

Please contact me at 713-831-3299 if you have any questions or need more information.

Sincerely,

By  /s/ MARK MATTHES
    --------------------------
    Associate General Counsel
    and Vice President

cc: Sonny Oh
Office of Insurance Products